UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/11

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      028-12759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Powell
Title:   Manager
Phone:   (650) 233-3505


Signature, Place, and Date of Signing:

/s/ John A. Powell
-------------------------------------------------------------------------------
John A. Powell             Menlo Park, California               April 13, 2011
  Signature			   City, State			     Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                         -0-
Form 13F Information Table Entry Total:                    10
Form 13F Information Table Value Total:               $55,667
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 03/31/11



                        TITLE                  VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP     (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------    ------    ---------  --------    ---  ----  ------- --------  --------  ------   ----

Apple Computer		COM	   037833100	9,408 	 27,000      SH 	Sole 		   27,000
Celera Corporation	COM	   15100E106	5,272 	650,000      SH 	Sole 		  650,000
DeNA Co, Ltd.		COM	   99AB0V066	5,420 	150,000      SH 	Sole 		  150,000
Expedia Inc.		COM	   30212P105	4,079 	180,000      SH 	Sole 		  180,000
Gilead Sciences Inc	COM	   375558103	5,942 	140,000      SH 	Sole 		  140,000
Google Inc.		COM	   38259P508	8,793 	 15,000      SH 	Sole 		   15,000
QUALCOMM Inc.		COM	   747525103	6,854 	125,000      SH 	Sole 		  125,000
ServiceSource		COM	   81763U100	  122 	 10,000      SH 	Sole 		   10,000
Suntech Power
  Holdings Co, Ltd	COM	   86800C104	2,465 	250,000      SH 	Sole 		  250,000
Tencent Holdings Ltd.	COM	   99A9PY910	7,312 	300,000      SH 	Sole 		  300,000

REPORT SUMMARY 	       10	DATA RECORDS   55,667 		 	 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

